SCHEDULE OF CONTRACT BALANCES (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Receivables, which are included in ‘net trade receivables’	$ 209,254	$ 1,049,393
Contract liabilities	$ 741,647	$ 849,212